FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
FINANCIAL INSTRUMENTS
Schedule of investments

The following tables set forth details about the Company’s investments (in thousands):

		Gross Unrealized	Gross Unrealized
November 30, 2020	Cost	Gains	Losses	Fair Value
Marketable securities	$—	$—	$—	$—
Cash held in escrow	—	—	—	—
Asset-backed securities	162	60	—	222
Total investments	$162	$60	$—	$222

		Gross Unrealized	Gross Unrealized
February 29, 2020	Cost	Gains	Losses	Fair Value
Marketable securities	$—	$—	$—	$—
Cash held in escrow	—	—	—	—
Asset-backed securities	162	17	—	179
Total investments	$162	$17	$—	$179

The following tables set forth investments at February 29, 2020 and February 28, 2019 (in thousands):

			Gross
		Gross Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
As of February 29, 2020:
Marketable securities	$—	$—	$—	$—
Cash held in escrow	—	—	—	—
Asset-backed securities	162	17	—	179
Total investments	$162	$17	$—	$179

			Gross
		Gross Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
As of February 28, 2019:
Marketable securities	$—	$—	$—	$—
Cash held in escrow	559	—	—	559
Asset-backed securities	162	24	—	186
Total long-term investments	$721	$24	$—	$745

Schedule of assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy

The Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy are summarized as follows (in thousands):

	November 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	—	—	—	—
Asset-backed securities	—	222	—	222
Total investments	—	222	—	222
Total assets	$4	$222	$—	$226

Liabilities:
Earn-out liability	—	—	2,000	2,000
Total liabilities	$—	$—	$2,000	$2,000

	February 29, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	—	—	—	—
Asset-backed securities	—	179	—	179
Total investments	—	179	—	179
Total assets	$4	$179	$—	$183

Liabilities:
Earn-out liability	—	—	2,000	2,000
Total liabilities	$—	$—	$2,000	$2,000

The Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy as of February 29, 2020 and February 28, 2019, are summarized as follows (in thousands):

	February 29, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	—	—	—	—
Asset-backed securities	—	179	—	179
Total investments	—	179	—	179
Total assets	$4	$179	$—	$183
Liabilities
Earn-out liability	$—	$—	$2,000	$2,000
Total liabilities	$—	$—	$2,000	$2,000

	February 28, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$57	$—	$—	$57
Total cash equivalents	57	—	—	57
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	559	—	—	559
Asset-backed securities	—	186	—	186
Total investments	559	186	—	745
Total assets	$616	$186	$—	$802
Liabilities
Earn-out liability	$—	$—	$620	$620
Total liabilities	$—	$—	$620	$620

Schedule of a reconciliation of the beginning and ending balances of acquisition related accrued earn-outs using significant unobservable inputs (Level 3)

A reconciliation of the beginning and ending balances of acquisition related accrued earn-outs using significant unobservable inputs (Level 3) for the fiscal years ended February 29, 2020 and February 28, 2019, is summarized below (in thousands):

Earn-out liability as of February 28, 2018	$697
Acquisition date fair value of contingent consideration	—
Change in fair value of contingent consideration	(77)
Earn-out liability as of February 28, 2019	620
Acquisition date fair value of contingent consideration	2,000
Cash payments	(464)
Change in fair value of contingent consideration	(146)
Foreign exchange	(10)
Earn-out liability as of February 29, 2020	$2,000